Stock Option Plans	9 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Plans
10.	Stock Option Plans

The Company’s 2013 Equity Incentive Plan authorizes the grant of options to employees and consultants for up to 1,609,819 shares of the Company’s common stock as of September 30, 2013. All options granted have a ten-year term and generally vest and become exercisable over four years of continued employment or service as defined in each option agreement. The Board of Directors determines the option exercise price and may designate stock options granted as either incentive or nonstatutory stock options. The Company generally grants stock options to employees with exercise prices equal to the estimated fair value of the Company’s common stock on the date of grant.

A summary of the Company’s employee stock option activity and related information follows:

	Shares	Weighted- average exercise price per share	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2011	686,312	$2.24
Granted	1,114,143	2.28
Cancelled	(29,141)	1.98
Exercised	(85,135)	2.15

Outstanding at December 31, 2012	1,686,179	$2.28	8.59	$7,486
Granted (unaudited)	410,249	7.38
Canceled (unaudited)	(48,730)	2.16
Exercised (unaudited)	(174,207)	2.17

Outstanding at September 30, 2013 (unaudited)	1,873,491	$3.41	8.12	$14,219

December 31, 2012:
Options vested and expected to vest	1,532,508	$2.28	8.54	$6,820
Options exercisable	1,196,057	$2.35	8.47	$5,223
September 30, 2013:
Options vested and expected to vest (unaudited)	1,122,277	$4.14	8.51	$7,699
Options exercisable (unaudited)	751,225	$2.32	7.53	$6,521

The following table summarizes information about the Company’s options outstanding at December 31, 2012:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life in Years	Number of Shares	Weighted- Average Remaining Contractual Life in Years
$0.32	4,373	2.58	4,373	2.58
0.96	1,353	3.17	1,353	3.17
1.92	942,327	9.22	580,052	9.22
2.24	601,136	7.45	490,180	7.42
3.84	11,118	5.77	11,100	5.77
5.12	125,872	9.79	108,999	9.79

	1,686,179		1,196,057

The fair value of each employee option grant for the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(Unaudited)
Risk-free interest rates	2.42%–3.14%	2.2%–3.14%	0.85%–1.44%	0.85%–1.44%	1.05%–1.90%
Expected term (years)	6.25	6.25	6.25	6.25	6.25
Expected dividend yield	—	—	—	—	—
Volatility	92.4%	73.0%	54.0%–61.0%	61.0%	57.0%-61.0%

The risk-free interest rates are based on the implied yield currently available in U.S. Treasury securities at maturity with an equivalent term. For purposes of determining the expected term of the awards in the absence of sufficient historical data relating to stock-option exercises, the Company applies a simplified approach in which the expected term of an award is presumed to be the mid-point between the vesting date and the expiration date of the award. The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future. The Company based its expected volatility on the estimated volatility of similar entities whose share prices are publicly available.

Options granted during the years ended December 31, 2010, 2011 and 2012 were granted at exercise prices that the Company’s board of directors believed to be equal to the fair value of the common stock underlying such options on the date of grant. In connection with the preparation of the Company’s financial statements for the nine months ended September 30, 2012, the Company assessed its estimate of fair value of its common stock for financial reporting purposes given the Company’s improving financial performance and prospects, evolving belief during the second half of 2012 that an initial public offering was increasingly viable and the generally improving conditions in the capital markets in the fourth quarter of 2012. Following this assessment, it was determined that for financial reporting purposes the fair value of the Company’s common stock was higher than the board of directors’ fair market value estimate for each of the option grant dates from March 1, 2012 through September 17, 2012. During 2012, the Company granted 988,268 and 125,875 options at exercise prices that were less than and equal to, respectively, the estimated per share value of the underlying common stock on the date of grant. The weighted-average grant date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2013 was $1.74, $1.83, $1.59 and $4.50 (unaudited), respectively.

Information on stock options granted during the year ended December 31, 2012 and the nine months ended September 30, 2013 is summarized as follows:

	Number of Options Granted	Exercise Price	Estimated Value Per Common Share	Intrinsic Value Per Share
2012
March 1	730,860	$1.92	$2.24	$0.32
March 26	39,000	1.92	2.24	0.32
April 19	87,563	1.92	2.56	0.64
May 25	106,813	1.92	2.88	0.96
July 17	22,469	1.92	3.20	1.28
September 17	1,563	1.92	4.16	2.24
October 16	125,875	5.12	5.12	—

	1,114,143

2013
January 10 (unaudited)	213,032	6.72	6.72	$—
March 1 (unaudited)	82,000	6.72	8.96	2.24
May 13 (unaudited)	19,500	8.96	12.16	3.20
June 25 (unaudited)	11,686	10.00	10.00	—
July 10 (unaudited)	59,914	8.45	8.45	—
July 18 (unaudited)	24,117	9.46	9.46	—

	410,249

The aggregate intrinsic value for options exercised during the years ended December 31, 2010, 2011 and 2012 was $0, $0 and $161,000, respectively, determined as of the date of option exercise.

Stock compensation was recorded as follows:

	Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(In thousands)
				(Unaudited)
Cost of revenue	$3	$4	$71	$59	$34
Research and development	26	26	204	163	201
Selling, general and administrative	115	213	470	344	531

Total stock-based compensation expense	$144	$243	$745	$566	$766

At December 31, 2012, the total unrecognized compensation cost was approximately $1.7 million and will be recognized on a straight-line basis over the weighted-average remaining service period of approximately three years. At September 30, 2013, the total unrecognized compensation cost was approximately $2.8 million (unaudited), which will be recognized on a straight-line basis over the weighted-average remaining service period of approximately three years.